CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS (Details Narrative)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Apple [Member]
Concentration Risk [Line Items]
Concentration risk percentage	50.20%	60.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Google [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.20%	23.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Appcharge [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.60%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.90%	19.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.50%	15.10%